August 1, 2014

Office of Registration
Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

RE:           Pear Tree Funds (the “Trust”)
(File Nos. 022-84904; 811-03790; 333-102055)
              CIK No. 0000722885

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus relating to the offering of Ordinary and Institutional Class prospectus and the statement of additional information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 54 to the fund’s registration statement on Form N-1A filed electronically (Accession No. 0000722885-14-000026) on July 31, 2014.

Comments or questions concerning this certification may be directed to me at 781-676-5967.

Sincerely,

Pear Tree Funds

By:           /s/ Lori A. Wessels
Lori A. Wessels
Clerk

55 Old Bedford Road, Lincoln, MA 01773  ■  800-326-2151  ■  fax 781-259-1166  ■  www.peartreefunds.com
Distributed by U.S. Boston Capital Corporation, Member FINRA/SIPC